Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Discount rate	2.00%	1.625%
Rate of compensation increase	2.00%	2.00%